Other gains or losses, net (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		$ 6,890	$ (7,617)	$ 51,375
Others		9,609	5,504	4,236
Total		16,499	(2,113)	55,611
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke")
Other gains or losses, net
Gain arising from disposal agreement	$ 18,500
Loss of potential cash compensation accrued		12,500
Cross currency swap
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		2,150	(14,989)	(1,459)
Derivative financial instrument
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		1,544	2,721	30,173
Foreign currency forward
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		2,109		172
Financial products sold by banks
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		$ 1,087	$ 4,651	$ 22,489